Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 7,164	$ 3,332
Accounts receivable	2,505	1,938
Prepaid expenses and other current assets	1,344	323
Total current assets	11,013	5,593
Property and equipment, net	106	156
Operating lease right-of-use assets	68	238
Deferred offering costs	0	1,943
Other non-current assets	0	137
Total assets	11,187	8,067
Current liabilities:
Accounts payable	11,575	6,452
Deferred revenue	736	744
Deferred legal fees	2,953	0
Operating lease liability, current	75	252
Accrued expenses and other current liabilities	5,255	1,945
Note payable - related party, current	2,305	0
Total current liabilities	22,899	9,393
Forward purchase agreement derivative liability	13,163	0
Senior secured notes	2,081	8,900
Total liabilities	38,143	18,293
Commitments and contingencies (Note 13)
Convertible preferred stock, value	0	64,716
Stockholders' deficit:
Common stock, value	4	0
Additional paid-in capital	100,545	14,633
Accumulated other comprehensive loss	(83)	(49)
Accumulated deficit	(127,422)	(89,526)
Total stockholders' deficit	(26,956)	(74,942)	$ (57,083)
Total liabilities, convertible preferred stock and stockholders' deficit	$ 11,187	8,067
Zapata Computing, Inc. [Member]
Current assets:
Cash and cash equivalents		3,332	10,073
Accounts receivable		1,938	1,427
Prepaid expenses and other current assets		323	769
Total current assets		5,593	12,269
Property and equipment, net		156	314
Operating lease right-of-use assets		238	583
Deferred offering costs		1,943	0
Other non-current assets		137	279
Total assets		8,067	13,445
Current liabilities:
Accounts payable		6,452	1,421
Deferred revenue		744	500
Operating lease liability, current		252	353
Accrued expenses and other current liabilities		1,945	3,144
Total current liabilities		9,393	5,418
Operating lease liability, non-current		0	252
Notes payable to related parties, non-current		8,900	0
Non-current liabilities		0	142
Total liabilities		18,293	5,812
Commitments and contingencies (Note 13)
Convertible preferred stock, value		64,716	64,716
Stockholders' deficit:
Common stock, value		0	0
Additional paid-in capital		14,633	2,734
Accumulated other comprehensive loss		(49)	(25)
Accumulated deficit		(89,526)	(59,792)
Total stockholders' deficit		(74,942)	(57,083)
Total liabilities, convertible preferred stock and stockholders' deficit		$ 8,067	$ 13,445